POST-EMPLOYMENT BENEFITS - Benefit Obligation and Plan Assets by Geographic Location (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined benefit pension plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ 634	$ 917
Defined benefit pension plan | United States of America
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	349	670
Defined benefit pension plan | Canada
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	20	28
Defined benefit pension plan | Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	265	219
Defined benefit pension plan | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	3,034	3,308	$ 2,927
Defined benefit pension plan | Defined benefit obligation | United States of America
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	2,216	2,581
Defined benefit pension plan | Defined benefit obligation | Canada
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	20	28
Defined benefit pension plan | Defined benefit obligation | Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	798	699
Defined benefit pension plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(2,400)	(2,391)	(2,194)
Defined benefit pension plan | Fair value of plan assets | United States of America
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(1,867)	(1,911)
Defined benefit pension plan | Fair value of plan assets | Canada
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	0	0
Defined benefit pension plan | Fair value of plan assets | Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(533)	(480)
Post-employment plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	62	101
Post-employment plan | United States of America
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	39	61
Post-employment plan | Canada
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	12	26
Post-employment plan | Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	11	14
Post-employment plan | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	65	104	106
Post-employment plan | Defined benefit obligation | United States of America
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	42	64
Post-employment plan | Defined benefit obligation | Canada
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	12	26
Post-employment plan | Defined benefit obligation | Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	11	14
Post-employment plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(3)	(3)	$ (4)
Post-employment plan | Fair value of plan assets | United States of America
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(3)	(3)
Post-employment plan | Fair value of plan assets | Canada
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	0	0
Post-employment plan | Fair value of plan assets | Other
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ 0	$ 0